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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Premier Portfolio Premier U.S. Government Money Portfolio Premier Tax-Exempt Portfolio Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	CM-I-TST-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–51.42%(a)

Asset-Backed Securities - Commercial Loans/Leases–0.72%

Atlantis One Funding Corp. (b)(c)	0.17%	06/17/13	$75,000	$74,994,333

Asset-Backed Securities - Consumer Receivables–2.66%

Old Line Funding, LLC (c)	0.18%	07/15/13	32,000	31,992,960
Old Line Funding, LLC (c)	0.21%	06/25/13	43,193	43,186,953
Old Line Funding, LLC (c)	0.22%	09/16/13	77,100	77,049,585
Old Line Funding, LLC (c)	0.25%	09/18/13	75,000	74,943,229
Thunder Bay Funding, LLC (c)	0.18%	07/15/13	50,000	49,989,000
				277,161,727

Asset-Backed Securities - Diversified Banks–2.35%

Collateralized Commercial Paper Co., LLC	0.33%	09/09/13	60,000	59,945,000
Collateralized Commercial Paper Co., LLC	0.35%	08/27/13	50,000	49,957,708
Collateralized Commercial Paper Co., LLC	0.38%	07/31/13	42,000	41,973,400
Collateralized Commercial Paper Co., LLC	0.38%	08/01/13	20,000	19,987,122
Collateralized Commercial Paper Co., LLC	0.45%	10/28/13	73,000	72,864,038
				244,727,268

Asset-Backed Securities - Fully Supported–1.44%

Kells Funding LLC
(CEP-Federal Republic of Germany) (b)(c)	0.25%	10/15/13	50,000	50,000,000
(CEP-Federal Republic of Germany) (b)(c)	0.25%	09/19/13	50,000	49,961,806
(CEP-Federal Republic of Germany) (b)(c)	0.30%	07/16/13	50,000	49,981,250
				149,943,056

Asset-Backed Securities - Fully Supported Bank–8.34%

Alpine Securitization Corp. (CEP-Credit Suisse AG) (b)(c)	0.16%	06/04/13	25,000	24,999,667
Aspen Funding Corp. (CEP-Deutsche Bank AG) (b)(c)	0.22%	07/02/13	50,000	49,990,528
Cancara Asset Securitisation Ltd./LLC
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.19%	07/12/13	60,000	59,987,016
(CEP-Lloyds TSB Bank PLC) (b)(c)	0.20%	06/03/13	46,000	45,999,489
Concord Minutemen Capital Co., LLC
Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.24%	07/08/13	75,000	74,981,500
Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (c)	0.24%	07/10/13	25,000	24,993,500
Crown Point Capital Co., LLC
Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.24%	07/08/13	50,000	49,987,666
Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (c)	0.24%	07/16/13	25,000	24,992,500
Gotham Funding Corp.
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (c)	0.16%	06/26/13	39,000	38,995,667
(CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (c)	0.18%	07/22/13	96,507	96,482,391
Legacy Capital Co., LLC Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.24%	07/08/13	50,000	49,987,666
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.24%	07/11/13	78,000	77,979,200
Manhattan Asset Funding Co. LLC (CEP-Sumitomo Mitsui Banking Corp.) (c)	0.20%	07/11/13	50,000	49,988,889
Matchpoint Master Trust
(CEP-BNP Paribas) (b)(c)	0.20%	06/11/13	11,000	10,999,389
(CEP-BNP Paribas) (b)(c)	0.20%	06/14/13	100,000	99,992,778
(CEP-BNP Paribas) (b)(c)	0.24%	06/17/13	60,000	59,993,600
Victory Receivables Corp. (CEP-Bank of Tokyo Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.20%	06/10/13	30,000	29,998,500
				870,349,946

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Multi-Purpose–7.30%

Chariot Funding, LLC/Ltd. (c)	0.14%	06/17/13	$50,000	$49,996,889
Chariot Funding, LLC/Ltd. (c)	0.23%	06/07/13	50,000	49,998,083
Chariot Funding, LLC/Ltd. (c)	0.25%	10/17/13	50,000	49,952,083
Chariot Funding, LLC/Ltd. (c)	0.25%	10/18/13	25,000	24,975,868
Chariot Funding, LLC/Ltd. (c)	0.26%	09/04/13	20,000	19,986,278
Chariot Funding, LLC/Ltd. (c)	0.27%	08/29/13	27,000	26,981,978
Jupiter Securitization Co. LLC (c)	0.23%	10/02/13	50,000	49,960,708
Jupiter Securitization Co. LLC (c)	0.24%	11/06/13	45,000	44,952,600
Jupiter Securitization Co. LLC (c)	0.27%	08/27/13	35,000	34,977,163
Jupiter Securitization Co. LLC (c)	0.27%	09/06/13	50,000	49,963,625
Jupiter Securitization Co. LLC (c)	0.30%	02/18/14	15,000	14,967,250
Mont Blanc Capital Corp. (b)(c)	0.22%	08/07/13	50,000	49,979,528
Mont Blanc Capital Corp. (b)(c)	0.29%	06/03/13	20,023	20,022,677
Regency Markets No. 1, LLC (c)	0.17%	06/14/13	25,000	24,998,465
Regency Markets No. 1, LLC (c)	0.17%	06/20/13	250,000	249,977,569
				761,690,764

Asset-Backed Securities - Securities–0.96%

Scaldis Capital Ltd./LLC (b)(c)	0.16%	06/12/13	40,000	39,998,044
Scaldis Capital Ltd./LLC (b)(c)	0.25%	06/06/13	60,000	59,997,917
				99,995,961

Asset-Backed Securities - Trade Receivables–0.35%

Market Street Funding LLC (c)	0.18%	08/08/13	37,000	36,987,420

Consumer Finance–0.48%

Toyota Motor Credit Corp. (b)	0.23%	07/05/13	25,400	25,394,483
Toyota Motor Credit Corp. (b)	0.25%	09/04/13	25,000	24,983,507
				50,377,990

Diversified Banks–18.34%

Barclays Collateralized Funding Note (b)(c)	0.48%	07/24/13	90,000	90,000,000
BNP Paribas Finance Inc. (b)	0.24%	07/03/13	130,000	129,972,267
BNZ International Funding Ltd. (b)(c)	0.18%	08/14/13	70,000	69,974,100
BNZ International Funding Ltd. (b)(c)	0.19%	07/17/13	60,000	59,985,433
Caisse de Depots et Consignations (b)(c)	0.20%	06/07/13	60,000	59,998,000
Caisse de Depots et Consignations (b)(c)	0.20%	06/11/13	50,000	49,997,222
Credit Agricole North America, Inc.	0.13%	06/06/13	35,000	34,999,392
Credit Agricole North America, Inc.	0.15%	06/03/13	100,000	99,999,167
DBS Bank Ltd. (b)(c)	0.26%	09/10/13	90,000	89,935,612
DBS Bank Ltd. (b)(c)	0.26%	09/13/13	20,000	19,985,267
DBS Bank Ltd. (b)(c)	0.27%	10/04/13	40,000	39,962,500
ING (US) Funding LLC	0.18%	07/29/13	75,000	74,978,250
Lloyds TSB Bank PLC (b)	0.15%	06/18/13	50,000	49,996,458
Mizuho Funding, LLC (b)(c)	0.23%	08/07/13	60,200	60,174,231
Mizuho Funding, LLC (b)(c)	0.24%	07/15/13	72,000	71,979,320
Oversea-Chinese Banking Corp. Ltd. (b)	0.18%	08/07/13	100,000	99,966,500
Oversea-Chinese Banking Corp. Ltd. (b)	0.20%	06/20/13	75,000	74,992,083
Oversea-Chinese Banking Corp. Ltd. (b)	0.20%	07/08/13	36,250	36,242,548
Rabobank USA Financial Corp. (b)	0.28%	07/08/13	75,000	74,978,417

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Societe Generale North America, Inc. (b)	0.19%	06/06/13	$170,000	$169,995,514
Societe Generale North America, Inc. (b)	0.24%	07/01/13	60,000	59,988,250
Societe Generale North America, Inc. (b)	0.24%	06/03/13	85,000	84,998,867
Standard Chartered Bank (b)(c)	0.22%	09/10/13	60,000	59,962,967
Standard Chartered Bank (b)(c)	0.26%	06/11/13	60,000	59,995,667
Standard Chartered Bank (b)(c)	0.27%	06/05/13	40,000	39,998,800
Sumitomo Mitsui Banking Corp. (b)(c)	0.23%	07/17/13	150,000	149,955,917
				1,913,012,749

Household Products–0.39%

Reckitt Benckiser Treasury Services PLC (b)(c)	0.34%	11/05/13	16,000	15,976,276
Reckitt Benckiser Treasury Services PLC (b)(c)	0.52%	01/16/14	25,000	24,917,305
				40,893,581

Other Diversified Financial Services–0.24%

General Electric Capital Corp.	0.23%	11/01/13	25,000	24,975,563

Regional Banks–5.08%

ASB Finance Ltd. (b)(c)	0.21%	06/07/13	47,150	47,148,389
Australia & New Zealand Banking Group, Ltd. (b)(c)	0.17%	08/02/13	73,600	73,578,452
Australia & New Zealand Banking Group, Ltd. (b)(c)	0.18%	08/06/13	72,000	71,976,900
Commonwealth Bank of Australia (b)(c)	0.17%	08/13/13	25,000	24,991,382
Commonwealth Bank of Australia (b)(c)	0.17%	08/27/13	20,000	19,992,025
HSBC USA Inc. (b)	0.30%	07/08/13	50,000	49,984,583
Macquarie Bank Ltd. (b)(c)	0.25%	07/24/13	6,000	5,997,792
Macquarie Bank Ltd. (b)(c)	0.25%	08/22/13	15,000	14,991,458
Nationwide Building Society (b)(c)	0.30%	06/21/13	25,000	24,995,833
Natixis US Finance Co. LLC	0.21%	08/01/13	40,000	39,985,767
Natixis US Finance Co. LLC	0.22%	08/01/13	110,000	109,958,994
Nederlandse Waterschapsbank N.V. (b)(c)	0.22%	06/20/13	46,000	45,994,659
				529,596,234

Soft Drinks–0.96%

Coca-Cola Co. (c)	0.17%	09/10/13	50,000	49,976,153
Coca-Cola Co. (c)	0.19%	07/02/13	50,000	49,991,819
				99,967,972

Specialized Finance–1.81%

Kredianstalt fur Wiederaufbau (b)(c)	0.18%	08/02/13	75,000	74,976,750
Kredianstalt fur Wiederaufbau (b)(c)	0.19%	08/05/13	35,000	34,987,993
Kredianstalt fur Wiederaufbau (b)(c)	0.19%	08/13/13	26,000	25,989,983
Kredianstalt fur Wiederaufbau (b)(c)	0.24%	10/01/13	53,000	52,957,791
				188,912,517
Total Commercial Paper (Cost $5,363,587,081)				5,363,587,081

Certificates of Deposit–17.31%

Bank of Nova Scotia (b)	0.23%	10/08/13	53,000	53,000,000
Bank of Nova Scotia (b)(d)	0.23%	10/03/13	52,000	52,000,000
Bank of Nova Scotia (b)(d)	0.32%	11/06/13	50,000	50,000,000
Bank of Nova Scotia (b)(d)	0.34%	05/30/14	42,000	42,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.16%	06/24/13	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.22%	09/30/13	98,000	98,000,000
Barclays Bank PLC	0.25%	03/11/14	50,000	50,000,000
Barclays Bank PLC (b)(d)	0.35%	06/17/13	100,000	100,000,000
Landesbank Hessen-Thurin (b)	0.24%	08/08/13	60,000	60,000,000
Lloyds TSB Bank PLC (b)	0.16%	06/03/13	100,000	100,000,000
Nationwide Building Society (b)	0.31%	08/09/13	75,000	74,955,494
Nordea Bank Finland PLC (b)	0.16%	08/14/13	50,000	50,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–(continued)

Nordea Bank Finland PLC	0.17%	08/16/13	$30,000	$30,000,000
Norinchukin Bank (The)	0.24%	08/12/13	100,000	100,000,000
Norinchukin Bank (The) (b)	0.25%	07/12/13	80,000	80,000,000
Royal Bank of Canada (b)(d)	0.33%	06/04/14	100,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.23%	08/08/13	50,000	50,000,000
Svenska Handelsbanken A.B. (b)	0.21%	07/17/13	124,457	124,457,795
Swedbank AB (b)	0.16%	06/07/13	75,000	75,000,000
Toronto-Dominion Bank	0.13%	06/10/13	100,000	100,000,000
Toronto-Dominion Bank (b)	0.17%	07/15/13	100,000	100,000,000
Toronto-Dominion Bank (b)	0.22%	08/13/13	21,000	21,000,000
Toronto-Dominion Bank (b)	0.23%	08/07/13	50,000	50,000,000
Toronto-Dominion Bank (b)	0.23%	10/28/13	30,000	30,000,000
Toronto-Dominion Bank (b)	0.23%	11/01/13	25,000	25,000,000
Toronto-Dominion Bank (b)	0.25%	09/20/13	40,000	40,000,000
UBS AG (b)	0.23%	07/05/13	50,000	50,000,000
Total Certificates of Deposit (Cost $1,805,413,289)				1,805,413,289

Variable Rate Demand Notes–3.93%(e)

Credit Enhanced–3.93%

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC-Deutsche Bank AG) (b)(f)	0.11%	05/15/37	23,000	23,000,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.20%	10/01/33	2,600	2,600,000
Breckinridge (County of) (Kentucky Association of Counties Leasing Trust); Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.14%	12/01/29	1,500	1,500,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD Revenue Bond (LOC-U.S. Bank N.A.) (f)	0.10%	11/01/38	25,900	25,900,000
Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	03/15/23	5,315	5,315,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.15%	07/01/37	8,100	8,100,000
Elgin (City of), Illinois (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	06/01/36	6,940	6,940,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.12%	05/15/31	2,000	2,000,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(f)	0.18%	09/01/14	6,600	6,600,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (b)(f)	0.18%	03/01/21	5,700	5,700,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP-FHLB of Chicago)	0.12%	06/01/40	4,760	4,760,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	01/01/16	2,900	2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	07/01/35	17,600	17,600,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	06/01/37	7,975	7,975,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	08/15/25	3,430	3,430,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2001, VRD RB (LOC- BMO Harris N.A.) (f)	0.13%	06/01/29	5,800	5,800,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	02/01/39	2,700	2,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.12%	09/01/48	19,000	19,000,000
Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC-PNC Bank, N.A.) (f)	0.15%	05/01/42	14,500	14,500,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP-FHLMC)	0.14%	04/01/44	$2,200	$2,200,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.15%	07/01/38	4,490	4,490,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	10/15/38	20,234	20,234,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.14%	12/15/29	4,350	4,350,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	10/01/33	10,940	10,940,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (f)	0.13%	05/01/26	8,600	8,600,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (b)(f)	0.14%	07/01/38	4,750	4,750,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.14%	09/01/27	3,035	3,035,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank N.A.) (f)	0.10%	08/01/34	61,875	61,875,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (f)	0.13%	07/01/32	13,000	13,000,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	10/01/31	5,405	5,405,000
St. Paul (City of), Minnesota Housing and Redevelopment Authority (Allina Health System); Series 2009 C, VRD Health Care RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.12%	11/15/35	15,800	15,800,000
Virginia (State of) Capital Beltway Funding Corp. (I-495 Hot Lanes); Series 2010 C, VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank) (b)(f)	0.09%	12/31/47	16,900	16,900,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	08/01/35	4,000	4,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	01/01/27	5,050	5,050,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.13%	04/01/43	13,000	13,000,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC-PNC Bank, N.A.) (f)	0.13%	07/01/27	11,380	11,380,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.13%	07/01/38	8,885	8,885,000
Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	05/01/39	3,725	3,725,000
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	02/01/39	3,710	3,710,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	05/01/30	19,300	19,300,000
Total Variable Rate Demand Notes (Cost $409,949,000)				409,949,000

Medium-Term Notes–3.69%

American Honda Finance Corp. Unsec. Medium-Term Notes (b)(c)(d)	0.30%	12/05/13	50,000	50,000,000
Royal Bank of Canada Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.38%	05/30/14	100,000	100,001,170
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes (d)	0.34%	06/20/14	60,000	60,000,000
Unsec. Medium-Term Notes (d)	0.33%	06/20/14	100,000	100,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.43%	06/07/14	75,000	75,000,000
Total Medium-Term Notes (Cost $385,001,170)				385,001,170
TOTAL INVESTMENTS (excluding Repurchase Agreements)–76.35% (Cost $7,963,950,540)				7,963,950,540

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–23.64%(g)

Bank of Montreal, Joint agreement dated 05/31/13, aggregate maturing value $150,001,000 (collateralized by U.S. Government sponsored agency obligations valued at $153,120,523; 2.50%-6.50%, 10/01/27-05/01/43)	0.08%	06/03/13	$50,000,333	$50,000,000
Barclays Capital Inc., Joint agreement dated 05/31/13, aggregate maturing value $490,002,450 (collateralized by U.S. Treasury obligations valued at $499,800,054; 1.50%-3.13%, 06/30/16-10/31/16)	0.06%	06/03/13	125,000,625	125,000,000
BNP Paribas Securities Corp., Open agreement dated 11/29/12, (collateralized by Corporate obligations & other instruments valued at $52,500,001; 0.54%-7.40%, 12/13/13-05/18/43) (b)(h)	0.18%	—	—	50,000,000
BNP Paribas Securities Corp., Open agreement dated 12/20/12, (collateralized by Corporate obligations valued at $105,000,001; 0.45%-8.00%, 07/02/13-06/30/66) (b)(h)	0.18%	—	—	100,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 05/31/13, maturing value of $148,002,220 (collateralized by Corporate obligations valued at $155,404,382; 3.88%-9.75%, 07/15/13-12/31/99)	0.18%	06/03/13	148,002,220	148,000,000
Credit Suisse Securities (USA) LLC, Joint agreement dated 05/31/13, aggregate maturing value $100,000,583 (collateralized by U.S. Government sponsored agency obligations valued at $102,008,605; 0%-6.75%, 07/15/19-04/01/36)	0.07%	06/03/13	80,000,466	80,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Asset-backed & Mortgage-Backed securities valued at $175,166,316; 0.14%-7.40%, 12/05/27-03/22/51) (b)(h)	0.58%	—	—	160,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 05/29/13, maturing value of $70,004,083 (collateralized by Asset-backed & Mortgage-backed securities valued at $77,000,744; 0%-7.27%, 11/15/18-02/12/51)	0.30%	06/05/13	70,004,083	70,000,000
Deutsche Bank Securities Inc., Joint agreement dated 05/31/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,000,067; 0.13%-9.13%, 12/31/14-01/15/28)	0.06%	06/03/13	55,623,403	55,623,125
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/29/13, maturing value $122,099,227 (collateralized by Asset-backed securities & other instruments valued at $133,796,013; 0%-11.95%, 11/01/13-08/15/56)	0.48%	07/29/13	122,099,227	122,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 05/31/13, maturing value $100,051,528 (collateralized by Asset-backed securities & other instruments valued at $109,754,014; 0%-11.95%, 02/26/16-08/15/56)	0.53%	07/05/13	100,051,528	100,000,000
RBC Capital Markets Corp., Term agreement dated 05/21/13, maturing value $100,018,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $102,000,000; 0%-20.11%, 12/15/31-03/15/43) (i)	0.22%	06/20/13	100,018,333	100,000,000
RBC Capital Markets Corp., Joint agreement dated 05/31/13, aggregate maturing value $400,002,667 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 3.50%-4.00%, 05/01/42-08/01/42)	0.08%	06/03/13	11,288,608	11,288,533
RBC Capital Markets Corp., Joint term agreement dated 05/13/13, aggregate maturing value $400,043,333 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,001; 1.79%-4.50%, 03/01/23-06/01/43) (i)	0.13%	06/12/13	100,010,833	100,000,000
RBC Capital Markets Corp., Term agreement dated 05/08/13, maturing value $150,033,542 (collateralized by Corporate obligations & other instruments valued at $156,817,662; 0%-9.63%, 07/15/13-12/01/40) (b)(i)	0.23%	06/12/13	150,033,542	150,000,000
Societe Generale, Joint agreement dated 05/31/13, aggregate maturing value $750,005,625 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,000; 2.50%-5.00%, 11/01/26-06/01/43)	0.09%	06/03/13	300,002,250	300,000,000
Societe Generale, Joint term agreement dated 05/31/13, aggregate maturing value $500,008,750 (collateralized by U.S. Government sponsored agency obligations valued at $510,469,456; 2.40%-5.80%, 07/01/20-05/01/43) (i)	0.09%	06/07/13	200,003,500	200,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/31/13, aggregate maturing value of $1,000,008,333 (collateralized by U.S. Government sponsored agency obligations valued at $1,020,000,000; 0%-4.00%, 03/25/28-05/01/43)	0.10%	06/03/13	350,002,917	350,000,000
Wells Fargo Securities, LLC, Joint agreement dated 05/31/13, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,534,671; 0%-9.88%, 06/15/13-02/15/42)	0.10%	06/03/13	44,311,281	44,310,912

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Wells Fargo Securities, LLC, Term agreement dated 05/31/13, maturing value of $150,008,458 (collateralized by Asset-backed securities & other instruments valued at $157,009,141; 0%-8.88%, 09/01/13-09/10/47) (i)	0.29%	06/07/13	$150,008,458	$150,000,000
Total Repurchase Agreements (Cost $2,466,222,570)				2,466,222,570
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $10,430,173,110)				10,430,173,110
OTHER ASSETS LESS LIABILITIES–0.01%				1,267,314
NET ASSETS–100.00%				$10,431,440,424

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 10.6%; France: 9.4%; Canada: 7.8%; other countries less than 5% each: 24.6%.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $4,077,472,105, which represented 39.09% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

May 31, 2013

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–60.75%

Federal Farm Credit Bank (FFCB)–5.80%

Unsec. Notes (a)	0.19%	06/20/13	$25,000	$24,999,869
Unsec. Notes (a)	0.13%	07/24/13	20,000	20,000,000
Unsec. Notes (a)	0.21%	08/06/13	20,000	20,000,350
Unsec. Notes (a)	0.18%	08/26/13	10,000	10,000,000
Unsec. Notes (a)	0.15%	01/14/14	20,000	19,998,719
				94,998,938

Federal Home Loan Bank (FHLB)–37.54%

Unsec Global Bonds	0.10%	10/30/13	12,000	11,999,160
Unsec. Bonds	0.25%	07/17/13	10,000	9,999,958
Unsec. Bonds	0.13%	04/11/14	15,000	14,994,227
Unsec. Disc. Notes (b)	0.00%	06/03/13	43,306	43,305,878
Unsec. Disc. Notes (b)	0.08%	07/05/13	25,000	24,998,206
Unsec. Disc. Notes (b)	0.07%	07/19/13	25,000	24,997,667
Unsec. Disc. Notes (b)	0.08%	07/19/13	25,000	24,997,500
Unsec. Disc. Notes (b)	0.07%	07/24/13	25,000	24,997,313
Unsec. Disc. Notes (b)	0.07%	07/26/13	25,000	24,997,326
Unsec. Disc. Notes (b)	0.08%	08/02/13	22,300	22,296,928
Unsec. Disc. Notes (b)	0.07%	08/14/13	50,000	49,992,805
Unsec. Disc. Notes (b)	0.07%	08/28/13	25,000	24,995,906
Unsec. Disc. Notes (b)	0.11%	10/16/13	20,000	19,991,704
Unsec. Disc. Notes (b)	0.11%	10/18/13	20,000	19,991,506
Unsec. Disc. Notes (b)	0.10%	10/23/13	25,000	24,989,800
Unsec. Disc. Notes (b)	0.10%	10/25/13	13,000	12,994,728
Unsec. Disc. Notes (b)	0.10%	10/30/13	19,597	19,588,534
Unsec. Global Bonds	0.11%	07/17/13	15,000	14,999,578
Unsec. Global Bonds	0.11%	07/25/13	25,000	24,999,228
Unsec. Global Bonds (a)	0.13%	07/25/13	20,000	20,000,000
Unsec. Global Bonds (a)	0.13%	07/26/13	25,000	24,999,623
Unsec. Global Bonds	0.12%	08/13/13	20,000	19,998,349
Unsec. Global Bonds	0.12%	01/30/14	15,000	14,998,265
Unsec. Global Bonds (a)	0.15%	04/04/14	20,000	19,997,438
Unsec. Global Bonds (a)	0.13%	04/28/14	15,000	15,000,000
Unsec. Global Notes (a)	0.15%	06/04/13	25,000	24,999,979
Unsec. Global Notes (a)	0.14%	02/28/14	20,000	19,997,801
Unsec. Global Notes (a)	0.13%	04/25/14	15,000	15,000,000
				615,119,407

Federal Home Loan Mortgage Corp. (FHLMC)–7.63%

Unsec. Disc. Notes (b)	0.12%	08/01/13	20,000	19,995,933
Unsec. Disc. Notes (b)	0.11%	10/07/13	15,995	15,989,029
Unsec. Disc. Notes (b)	0.10%	10/15/13	15,000	14,994,333
Unsec. Disc. Notes (b)	0.11%	10/15/13	20,000	19,991,916
Unsec. Disc. Notes (b)	0.10%	10/21/13	35,000	34,986,194
Series M006, Class A, Taxable VRD MFH Ctfs. (a)(c)	0.24%	10/15/45	19,111	19,111,162
				125,068,567

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal National Mortgage Association (FNMA)–7.10%

Unsec. Disc. Notes (b)	0.14%	07/02/13	$15,000	$14,998,192
Unsec. Disc. Notes (b)	0.14%	07/23/13	15,000	14,996,967
Unsec. Disc. Notes (b)	0.06%	08/28/13	25,000	24,996,150
Unsec. Disc. Notes (b)	0.11%	10/09/13	22,067	22,058,633
Unsec. Disc. Notes (b)	0.10%	10/16/13	20,830	20,822,073
Unsec. Global Notes (a)	0.43%	03/07/14	18,500	18,525,829
				116,397,844

Overseas Private Investment Corp. (OPIC)–2.68%

Overseas Private Investment Corp.,
Gtd. VRD Bonds (c)	0.14%	03/15/19	2,000	2,000,000
Gtd. VRD Bonds (c)	0.15%	12/15/19	22,195	22,195,000
Gtd. VRD Bonds (c)	0.14%	12/15/30	19,722	19,722,221
				43,917,222
TOTAL INVESTMENTS (excluding Repurchase Agreements)–60.75% (Cost $995,501,977)				995,501,977
			Repurchase Amount

Repurchase Agreements–39.24%(d)

Barclays Capital Inc., Joint term agreement dated 05/31/13, aggregate maturing value $400,003,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,000,170; 0%-10.70%, 06/07/13-01/15/48) (e)	0.05%	06/07/13	75,000,729	75,000,000
BMO Capital Markets Corp., Joint agreement dated 05/31/13, aggregate maturing value $200,001,167 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,000,088; 0%-8.13%, 06/13/13-02/15/43)	0.07%	06/03/13	80,000,467	80,000,000
BNP Paribas Securities Corp., Joint term agreement dated 05/15/13, aggregate maturing value $300,045,750 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,950; 0%-6.75%, 07/11/13-01/14/37) (e)	0.09%	07/15/13	50,007,625	50,000,000
Citigroup Global Markets Inc., Joint agreement dated 05/31/13, aggregate maturing value $250,001,458 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,030; 0%-7.25%, 08/01/13-02/15/43)	0.07%	06/03/13	30,000,175	30,000,000
Citigroup Global Markets Inc., Joint term agreement dated 05/29/13, aggregate maturing value $250,001,944 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,054; 0%-6.24%, 12/11/13-04/01/56) (e)	0.04%	06/05/13	50,000,389	50,000,000
Credit Agricole Corporate & Investment Bank, Joint agreement dated 05/31/13, aggregate maturing value of $425,002,479 (collateralized by U.S. Treasury obligations valued at $433,500,002; 2.00%, 01/15/14)	0.07%	06/03/13	80,000,467	80,000,000
Deutsche Bank Securities Inc., Joint agreement dated 05/31/13, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,000,067; 0.13%-9.13%, 12/31/14-01/15/28)	0.06%	06/03/13	47,978,692	47,978,452
Deutsche Bank Securities Inc., Joint term agreement dated 05/16/13, aggregate maturing value $350,056,681 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,106; 0%-7.13%, 01/30/14-01/15/30) (e)	0.11%	07/08/13	50,008,097	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 05/28/13, aggregate maturing value $350,002,722 (collateralized by U.S. Treasury obligations valued at $357,000,003; 5.38%, 02/15/31) (e)	0.04%	06/04/13	50,000,389	50,000,000
RBS Securities Inc., Joint agreement dated 05/31/13, aggregate maturing value $400,002,333 (collateralized by U.S. Government sponsored agency obligations valued at $408,002,391; 0%-9.38%, 06/14/13-07/15/32)	0.07%	06/03/13	80,000,467	80,000,000
Societe Generale, Joint term agreement dated 05/29/12, aggregate maturing value $350,002,042 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,001; 0%-6.75%, 06/26/13-04/01/56) (e)	0.03%	06/05/13	50,000,292	50,000,000
Total Repurchase Agreements (Cost $642,978,452)				642,978,452
TOTAL INVESTMENTS(f)–99.99% (Cost $1,638,480,429)				1,638,480,429
OTHER ASSETS LESS LIABILITIES–0.01%				143,206
NET ASSETS–100.00%				$1,638,623,635

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

Investment Abbreviations:

Ctfs.	—Certificates
Disc.	—Discounted
Gtd.	—Guaranteed
MFH	—Multi-Family Housing
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand
(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

May 31, 2013

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.61%

Alabama–4.46%

Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC-Branch Banking & Trust Co.) (a)(b)	0.18%	07/01/15	$1,060	$1,060,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (a)(b)(c)	0.15%	04/01/28	7,000	7,000,000
				8,060,000

Arkansas–0.33%

Arkansas (State of); Series 2010, Ref. Federal Highway Grant Unlimited Tax GO TRAN	5.00%	08/01/13	600	604,775

Colorado–8.79%

Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB (CEP-FHLMC) (a)(d)	0.20%	01/15/14	6,350	6,350,000
Boulder (County of); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	02/01/31	2,260	2,260,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	07/01/34	1,275	1,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB, (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	06/01/30	2,900	2,900,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	04/01/24	1,200	1,200,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	12/01/37	645	645,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)	0.13%	12/01/24	1,235	1,235,000
				15,865,000

District of Columbia–1.39%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.26%	01/01/29	2,507	2,507,000

Florida–1.63%

Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	10/01/21	1,140	1,140,000
Pinellas (County of) Health Facilities Authority (Mease Manor, Inc.); Series 1995 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	11/01/15	1,800	1,800,000
				2,940,000

Georgia–6.33%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.30%	01/01/29	1,600	1,600,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	08/01/21	400	400,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	01/01/20	1,600	1,600,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (a)(b)(c)(e)	0.19%	08/01/27	1,000	1,000,000
Georgia (State of); Series 1997 C, Unlimited Tax GO Bonds	6.25%	08/01/13	500	505,043
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(e)	0.28%	05/01/24	660	660,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.55%	12/01/18	600	600,000
Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.38%	09/01/19	800	800,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	09/01/20	3,400	3,400,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	11/01/27	$860	$860,000
				11,425,043

Illinois–7.98%

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris N.A.) (a)(b)(d)(e)	0.19%	03/01/33	2,800	2,800,000
East Dundee (Village of) (Kreis Tool & Manufacturing Co., Inc.); Series 1997, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(e)	0.33%	06/01/27	1,000	1,000,000
Illinois (State of) (Illinois Department of Employment Security); Series 2012 A, Unemployment Insurance Fund Building Receipts RB	2.00%	06/15/13	450	450,296
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (b)	0.14%	11/15/37	5,000	5,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.23%	06/01/17	816	816,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.12%	08/15/25	1,605	1,605,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.23%	02/01/21	1,480	1,480,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris N.A.) (a)(b)(e)	0.23%	04/01/22	1,250	1,250,000
				14,401,296

Indiana–5.94%

Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.27%	12/01/23	685	685,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	08/01/37	4,825	4,825,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(b)(e)	0.23%	03/01/22	1,140	1,140,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris N.A.) (a)(b)(e)	0.23%	11/01/18	2,130	2,130,000
Purdue University; Series 2009 X, Student Fee RB	5.00%	07/01/13	300	301,157
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.23%	10/01/19	1,650	1,650,000
				10,731,157

Iowa–0.81%

Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.40%	06/01/28	800	800,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN (LOC-U.S. Bank, N.A.) (b)	2.00%	05/15/14	650	660,813
				1,460,813

Kentucky–2.22%

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, Ref. VRD Limited Tax Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)	0.14%	02/01/31	4,000	4,000,000

Louisiana–1.11%

Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC-Bank of America, N.A.) (a)(b)(e)	0.23%	12/01/27	2,000	2,000,000

Maryland–5.56%

Harford (County of); Series 2009, Ref. Unlimited Tax GO Bonds	3.00%	06/01/13	350	350,017
Maryland (State of) (State & Local Facilities Loan of 2009); First Series 2009 A, Unlimited Tax GO Bonds	2.00%	03/01/14	725	734,580
Maryland (State of) (State & Local Facilities Loan of 2010); Second Series 2010 A, Unlimited Tax GO Bonds	3.00%	08/01/13	500	502,267

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A) (a)(b)	0.08%	07/01/41	$8,450	$8,450,000
				10,036,864

Massachusetts–3.95%

Boston (City of); Series 2004 A, Ref. Unlimited Tax GO Bonds	5.00%	01/01/14	1,000	1,027,673
Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.) (a)(b)	0.17%	09/01/38	4,600	4,600,000
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.40%	05/01/16	735	735,000
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB	4.00%	10/15/13	760	770,661
				7,133,334

Michigan–1.26%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.12%	10/15/38	2,026	2,026,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis) (a)(b)(e)	0.39%	07/01/32	250	250,000
				2,276,000

Minnesota–2.07%

Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.16%	08/01/15	1,800	1,800,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.13%	10/01/23	625	625,000
St. Paul (City of) Port Authority; Series 2009-8 R, Ref. VRD District Heating RB (LOC-Deutsche Bank AG) (a)(b)(c)(e)	0.15%	12/01/28	700	700,000
Washington (County of) Housing & Redevelopment Authority; Series 2012 A, Pooled Ref. Governmental Housing RB	2.00%	02/01/14	610	616,888
				3,741,888

Mississippi–2.38%

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.13%	04/01/37	4,300	4,300,000

Missouri–4.10%

Curators of the University of Missouri; Series 2009 B, System Facilities RB	5.00%	11/01/13	750	764,585
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.15%	07/01/24	1,310	1,310,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.18%	08/01/38	2,995	2,995,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.24%	12/01/19	2,330	2,330,000
				7,399,585

Nebraska–3.32%

Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.13%	08/15/32	5,000	5,000,000
Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.13%	06/01/31	1,000	1,000,000
				6,000,000

Nevada–0.50%

Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC) (a)(e)	0.16%	10/01/37	900	900,000

New York–1.12%

New York (City of); Series 2004 G, Unlimited Tax GO Bonds	5.00%	08/01/13	2,000	2,015,893

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–5.38%

Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.28%	07/01/21	$450	$450,000
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	11/01/23	2,830	2,830,000
Forsyth (County of); Series 2010 E, Ref. Unlimited Tax GO Bonds	3.00%	07/01/13	1,000	1,002,309
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	06/01/18	945	945,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	10/01/17	1,095	1,095,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	09/01/27	1,145	1,145,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)(e)	0.22%	08/01/20	2,250	2,250,000
				9,717,309

North Dakota–1.47%

Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC-U.S. Bank, N.A.) (a)(b)	0.25%	12/01/14	2,655	2,655,000

Ohio–1.81%

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (a)(b)	0.13%	11/01/40	2,190	2,190,000
Central Ohio Solid Waste Authority; Series 2012, Ref. & Improvement Solid Waste Facilities Limited Tax GO Bonds	3.00%	12/01/13	485	491,756
Cuyahoga (County of) (Judson Retirement Community); Series 2000, Ref. VRD Health Care Facilities RB (LOC-PNC Bank, N.A.) (a)(b)	0.48%	11/15/19	135	135,000
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC-FHLB of Indianapolis) (a)(b)(d)(e)	0.20%	01/01/34	450	450,000
				3,266,756

Pennsylvania–3.33%

Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC-PNC Bank, N.A.) (a)(b)	0.19%	06/01/19	300	300,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (a)(b)	0.13%	11/01/26	195	195,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC-PNC Bank, N.A.) (a)(b)	0.14%	11/01/14	110	110,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (a)(b)(c)	0.14%	07/01/38	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	12/01/25	500	500,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.24%	04/01/17	225	225,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	08/01/26	200	200,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	12/01/26	475	475,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.24%	12/01/26	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.19%	12/01/29	1,000	1,000,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	08/01/26	300	300,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennyslvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.19%	11/01/18	600	600,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.22%	12/01/14	$700	$700,000
				6,005,000

South Carolina–3.14%

Hilton Head Island (Town of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	560	570,203
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.29%	07/01/17	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Catholic Diocese of South Carolina); Series 1998, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.26%	09/01/18	3,300	3,300,000
				5,670,203

Tennessee–2.22%

Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.28%	06/01/25	1,000	1,000,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2006 A-4, Commercial Paper Notes	0.23%	09/03/13	3,000	3,000,000
				4,000,000

Texas–8.27%

Harris (County of) Cultural Education Facilities Finance Corp. (The Methodist Hospital System); Series 2009 A, Ref. RB	5.00%	06/01/13	1,100	1,100,095
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.16%	07/11/13	3,000	3,000,000
Mansfield Independent School District; Series 2013 B, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	08/15/13	1,395	1,400,082
Round Rock Independent School District; Series 2010 A, School Building Unlimited Tax GO Bonds	3.00%	08/01/13	500	502,334
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.13%	02/15/28	2,900	2,900,000
Texas (State of); Series 2012, TRAN	2.50%	08/30/13	5,000	5,028,367
University of Texas System Board of Regents;
Series 2004 A, Ref. Permanent University Fund RB	5.00%	07/01/13	500	501,958
Series 2006 B, Ref. Financing Systems RB	5.00%	08/15/13	500	504,922
				14,937,758

Utah–0.48%

Salt Lake (County of); Series 2004, Ref. Unlimited Tax GO Bonds	5.00%	06/15/13	500	500,929
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.23%	08/01/28	375	375,000
				875,929

Virginia–2.62%

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	10/01/30	2,800	2,800,000
Virginia (State of); Series 2009 B, Unlimited Tax GO Bonds	5.00%	06/01/13	1,930	1,930,169
				4,730,169

Washington–0.71%

Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.35%	07/01/21	365	365,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.23%	11/01/32	755	755,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC-U.S. Bank, N.A.) (a)(b)(e)	0.17%	12/01/15	160	160,000
				1,280,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–0.11%

Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC-PNC Bank, N.A.) (a)(b)(d)	0.19%	07/01/14	$200	$200,000

Wisconsin–4.82%

Monona (City of); Series 2013, Ref. Unlimited Tax GO Bonds	1.00%	10/01/13	775	776,408
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.15%	06/01/37	6,600	6,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.19%	06/01/25	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.23%	07/01/35	1,225	1,225,000
				8,701,408
TOTAL INVESTMENTS(f)(g)–99.61% (Cost $179,838,180)				179,838,180
OTHER ASSETS LESS LIABILITIES–0.39%				710,577
NET ASSETS–100.00%				$180,548,757

Investment Abbreviations:

CEP	— Credit Enhancement Provider	MFH	— Multi-Family Housing
FHLB	— Federal Home Loan Bank	RAN	— Revenue Anticipation Notes
FHLMC	— Federal Home Loan Mortgage Corp.	RB	— Revenue Bonds
FNMA	— Federal National Mortgage Association	Ref.	— Refunding
GO	— General Obligation	Sr.	— Senior
Gtd.	— Guaranteed	TRAN	— Tax and Revenue Anticipation Notes
IDR	— Industrial Development Revenue Bonds	VRD	— Variable Rate Demand
LOC	— Letter of Credit	Wts.	— Warrants

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 5.3%.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $21,588,000, which represented 11.96% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Wells Fargo Bank, N.A.	24.7%
JPMorgan Chase Bank, N.A.	9.5
U.S. Bank, N.A.	8.8
Bank of America, N.A.	8.1
The Toronto-Dominion Bank, N.A.	7.3
PNC Bank, N.A.	5.4

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 input (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.